Schedule of Warrant Outstanding and Fair Values (Details) - USD ($)		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance					$ 500,000	[1],[2]
Fair value as of period beginning balance, shares					454,545	[3],[4]
Fair value as of period beginning balance, fair value per share					$ 0.3960
Fair value as of period beginning balance, fair value					$ 180,000
Fair value as of period beginning balance		$ 5,000		$ 168,000	35,000		$ 255,000	225,000
Fair value as of period beginning balance	[4]								[3]
Fair value as of period beginning balance, shares	[5]								[6]
Fair value as of period beginning balance, fair value per share
Fair value as of period beginning balance, fair value					$ 35,000			$ 225,000
Fair value as of period beginning balance			[2]			[2]		$ 500,000	[1],[2]
Fair value as of period beginning balance, shares			[4]			[4]		454,545	[3],[4]
Fair value as of period beginning balance, fair value per share								$ 0.3960
Fair value as of period beginning balance, fair value								$ 180,000
Initial measurement date of 2/14/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[1],[2]							$ 13,160,000
Fair value as of period beginning balance, shares	[3],[4]							8,435,897
Fair value as of period beginning balance, fair value per share								$ 0.4864
Fair value as of period beginning balance, fair value								$ 4,103,000
2/14/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[7],[8]							$ (7,160,000)
Fair value as of period beginning balance, shares	[5],[6]							(4,589,743)
Fair value as of period beginning balance, fair value per share								$ 0.4864
Fair value as of period beginning balance, fair value								$ (2,232,000)
2/15/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[7],[8]							$ (1,000,000)
Fair value as of period beginning balance, shares	[5],[6]							(641,025)
Fair value as of period beginning balance, fair value per share								$ 0.5349
Fair value as of period beginning balance, fair value								$ (343,000)
4/4/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[7],[8]							$ (1,000,000)
Fair value as of period beginning balance, shares	[5],[6]							(568,440)
Fair value as of period beginning balance, fair value per share								$ 0.5854
Fair value as of period beginning balance, fair value								$ (333,000)
6/6/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[7],[8]							$ (1,000,000)
Fair value as of period beginning balance, shares	[5],[6]							(703,234)
Fair value as of period beginning balance, fair value per share								$ 0.5924
Fair value as of period beginning balance, fair value								$ (417,000)
8/16/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[7],[8]							$ (1,000,000)
Fair value as of period beginning balance, shares	[5],[6]							(746,380)
Fair value as of period beginning balance, fair value per share								$ 0.4569
Fair value as of period beginning balance, fair value								$ (341,000)
10/21/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[7],[8]							$ (500,000)
Fair value as of period beginning balance, shares	[5],[6]							(362,318)
Fair value as of period beginning balance, fair value per share								$ 0.4386
Fair value as of period beginning balance, fair value								$ (159,000)
12/14/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[7],[8]							$ (1,000,000)
Fair value as of period beginning balance, shares	[5],[6]							(847,457)
Fair value as of period beginning balance, fair value per share								$ 0.3810
Fair value as of period beginning balance, fair value								$ (323,000)
25 January 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[8]				$ (500,000)
Fair value as of period beginning balance, shares	[5]				(340,136)
Fair value as of period beginning balance, fair value per share					$ 0.5395
Fair value as of period beginning balance, fair value					$ (184,000)
2 September 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[2]				$ 2,000,000
Fair value as of period beginning balance, shares	[4]				1,422,879
Fair value as of period beginning balance, fair value per share					$ 0.4657
Fair value as of period beginning balance, fair value					$ 663,000
15 February 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[8]				$ (1,000,000)
Fair value as of period beginning balance, shares	[5]				(801,924)
Fair value as of period beginning balance, fair value per share					$ 0.4263
Fair value as of period beginning balance, fair value					$ (342,000)
4 April 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance	[8]				$ (1,000,000)
Fair value as of period beginning balance, shares	[5]				(756,429)
Fair value as of period beginning balance, fair value per share					$ 0.4660
Fair value as of period beginning balance, fair value					$ (352,000)

[1]	Amount of credit available under the Secured Note on date of inception and as of each period end date.
[2]	Amount of credit available under the Secured Note on date of inception and as of each period end date. For this purpose, the date on which the Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.
[3]	Number of warrants issuable if the amount of credit available were drawn for measurement as of inception date and subsequently for remeasurement as of each period end date.
[4]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.
[5]	Number of warrants issued upon receipt of amounts drawn against the Secured Note as of the date presented.
[6]	Number of warrants issued upon receipt of amounts drawn against the Secured Note as of each date presented.
[7]	Amount of drawdown as of each date presented.
[8]	Amount of drawdown as of the date presented.